Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Changes in goodwill [abstract]
Schedule of Goodwill

	2018	2017
At January 1,	$4,569	$4,019
Foreign exchange revaluation	(210)	550
At December 31,	$4,359	$4,569